Consolidated Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
September 30, 2025
ANIF-NPRT3-1125
1.808768.121
Common Stocks - 96.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	79,130	1,298,536
Clean TeQ Water Ltd (b)	2,679	603
		1,299,139
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	11,950	19,671,373
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	222,681	1,595,779
TOTAL AUSTRALIA		22,566,291
BELGIUM - 0.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (e)	157,706	9,400,855
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	332,954	91,862,591
TOTAL BELGIUM		101,263,446
BRAZIL - 0.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	24,400	57,021,336
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	869,558	6,382,556
NU Holdings Ltd/Cayman Islands Class A (b)	1,964,184	31,446,586
		37,829,142
Capital Markets - 0.0%
Banco BTG Pactual SA unit	220,222	1,996,883
TOTAL FINANCIALS		39,826,025

Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	668,011	74,754,641
TOTAL BRAZIL		171,602,002
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	172,100	2,223,438
CANADA - 2.9%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	52,387	6,908,896
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	159,500	9,647,704
TOTAL CONSUMER DISCRETIONARY		16,556,600

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd	55,854	1,018,592
Cameco Corp (United States) (e)	535,306	44,890,762
Canadian Natural Resources Ltd	722,414	23,099,391
GoviEx Uranium Inc (b)	539,514	44,582
GoviEx Uranium Inc (b)(f)	23,200	1,917
GoviEx Uranium Inc Class A (b)(f)	2,625,135	216,922
Imperial Oil Ltd	160,000	14,507,724
PrairieSky Royalty Ltd	39,400	730,982
		84,510,872
Financials - 0.6%
Banks - 0.1%
Royal Bank of Canada	169,262	24,947,202
Toronto Dominion Bank	101,430	8,110,319
		33,057,521
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	257,646	14,670,363
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	40,360	70,610,425
Intact Financial Corp	156,485	30,445,817
		101,056,242
TOTAL FINANCIALS		148,784,126

Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,500	3,151,775
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	135,278
I-Pulse Inc (b)(c)	58,562	82,572
		217,850
TOTAL HEALTH CARE		3,369,625

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	41,253	4,470,175
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	133,145	32,764,366
IT Services - 0.5%
Shopify Inc Class A (b)	794,025	117,965,517
Software - 0.1%
Constellation Software Inc/Canada	4,700	12,758,860
TOTAL INFORMATION TECHNOLOGY		163,488,743

Materials - 1.2%
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd/CA	174,989	29,472,890
Alamos Gold Inc Class A	242,395	8,449,078
B2Gold Corp	7,401,921	36,592,093
Franco-Nevada Corp	499,325	111,141,702
G Mining Ventures Corp (b)	179,235	3,561,003
Kinross Gold Corp	112,631	2,795,340
Lundin Gold Inc	403,210	26,124,485
Novagold Resources Inc (b)	534,169	4,721,045
Orla Mining Ltd (b)	5,310,884	57,279,851
		280,137,487
TOTAL CANADA		701,317,628
CHINA - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	93,951	8,005,527
Consumer Discretionary - 0.4%
Automobiles - 0.3%
BYD Co Ltd H Shares	3,157,530	44,630,671
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	220,900	29,196,353
TOTAL CONSUMER DISCRETIONARY		73,827,024

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	87,140	29,688,598
Zai Lab Ltd ADR (b)	139,872	4,740,262
		34,428,860
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	33,000	1,863,320
TOTAL CHINA		118,124,731
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)(e)	4,353,923	46,176,549
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	5,805,252
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	860,209	29,892,263
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	14,800	1,289,572
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	43,463	14,083,655
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	10,970	3,665,457
TOTAL FRANCE		19,038,684
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	78,254	3,540,994
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,604	1,095,572
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rheinmetall AG	12,100	28,191,817
Electrical Equipment - 0.0%
Siemens Energy AG (b)	50,542	5,942,684
TOTAL INDUSTRIALS		34,134,501

TOTAL GERMANY		38,771,067
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	19,500	1,240,395
Insurance - 0.0%
Accelerant Holdings Class A (b)(e)	30,300	451,167
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,691,562
INDIA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	55,500	1,173,445
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	2,766,561	10,136,147
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	448,400	6,884,329
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	689,348	23,548,128
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	444,255	2,250,478
TOTAL INDIA		43,992,527
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	231,578	3,810,456
ISRAEL - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (b)	290,043	5,858,869
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	1,123	572,505
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(e)	94,900	9,969,245
TOTAL ISRAEL		16,400,619
ITALY - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA	646,526	70,592,008
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	417,212	25,124,507
TOTAL ITALY		95,716,515
JAPAN - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	33,800	4,264,902
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	219,635	1,448,045
Specialty Retail - 0.0%
Fast Retailing Co Ltd	21,082	6,402,853
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	346,494	9,072,081
TOTAL CONSUMER DISCRETIONARY		16,922,979

Industrials - 0.3%
Industrial Conglomerates - 0.2%
Hitachi Ltd	2,236,852	59,261,074
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	528,380	13,827,233
Trading Companies & Distributors - 0.0%
ITOCHU Corp	22,762	1,295,121
TOTAL INDUSTRIALS		74,383,428

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	134,673	13,324,919
TOTAL JAPAN		108,896,228
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	91,173	13,957,403
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,252,240	40,322,128
TOTAL CONSUMER DISCRETIONARY		54,279,531

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	143,940	35,615,267
TOTAL KOREA (SOUTH)		89,894,798
NETHERLANDS - 0.8%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	667,683	19,294,343
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	143,032	105,494,682
uniQure NV (b)	48,000	2,801,760
		108,296,442
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	13,600	8,155,984
BE Semiconductor Industries NV	20,500	3,053,029
NXP Semiconductors NV	239,313	54,498,750
		65,707,763
TOTAL NETHERLANDS		193,298,548
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	69,292	1,309,771
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	29,088	5,198,898
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,559,830	16,369,353
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	416,225	17,627,129
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	395,755	16,162,295
TOTAL SWITZERLAND		33,789,424
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,106,500	309,034,385
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	15,100	5,505,762
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	78,700	19,989,801
Flutter Entertainment PLC (United Kingdom) (b)	4,400	1,144,456
		21,134,257
Leisure Products - 0.0%
Games Workshop Group PLC	2,349	459,027
TOTAL CONSUMER DISCRETIONARY		21,593,284

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	86,846	3,426,075
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	513,251	3,625,273
Starling Bank Ltd (c)	3,787,848	12,277,207
		15,902,480
Financial Services - 0.0%
Klarna Group PLC (e)	41,000	1,502,650
Insurance - 0.0%
Admiral Group PLC	28,400	1,280,302
TOTAL FINANCIALS		18,685,432

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	206,800	31,681,990
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	3,243,764	52,141,111
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	86,100	6,055,413
TOTAL UNITED KINGDOM		133,583,305
UNITED STATES - 87.2%
Communication Services - 22.0%
Entertainment - 3.5%
Electronic Arts Inc	30,100	6,071,170
Liberty Media Corp-Liberty Formula One Class C (b)	525,692	54,908,529
Live Nation Entertainment Inc (b)	167,800	27,418,520
Netflix Inc (b)	507,490	608,439,911
ROBLOX Corp Class A (b)	166,732	23,095,717
Spotify Technology SA (b)	121,456	84,776,288
Walt Disney Co/The	337,500	38,643,750
Warner Bros Discovery Inc (b)	968,014	18,905,313
		862,259,198
Interactive Media & Services - 18.1%
Alphabet Inc Class A	6,151,460	1,495,419,926
Epic Games Inc (b)(c)(d)	23,900	17,483,567
Meta Platforms Inc Class A	3,813,416	2,800,496,442
Reddit Inc Class A (b)	191,223	43,979,378
Reddit Inc Class B (b)	87,201	20,055,358
Snap Inc Class A (b)	1,569,500	12,100,845
		4,389,535,516
Media - 0.0%
Magnite Inc (b)	206,000	4,486,680
Omnicom Group Inc	70,866	5,777,705
		10,264,385
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	370,007	88,572,276
TOTAL COMMUNICATION SERVICES		5,350,631,375

Consumer Discretionary - 8.8%
Automobiles - 0.1%
General Motors Co	55,393	3,377,311
Rad Power Bikes Inc (b)(c)(d)	474,452	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	5
Tesla Inc (b)	53,397	23,746,714
		27,124,034
Broadline Retail - 5.0%
Amazon.com Inc (b)	5,535,400	1,215,407,778
Ollie's Bargain Outlet Holdings Inc (b)	46,173	5,928,613
		1,221,336,391
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)(e)	160,488	51,651,458
Stubhub Holdings Inc Class A (e)	54,600	919,464
		52,570,922
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	308,207	37,422,494
Black Rock Coffee Bar Inc Class A	16,000	381,759
Booking Holdings Inc	6,616	35,721,570
Carnival Corp (b)	547,321	15,823,050
Cava Group Inc (b)(e)	118,725	7,172,177
Chipotle Mexican Grill Inc (b)	898,562	35,214,645
DoorDash Inc Class A (b)	51,314	13,956,895
DraftKings Inc Class A (b)	660,043	24,685,608
Dutch Bros Inc Class A (b)	107,493	5,626,184
Hilton Worldwide Holdings Inc	435,165	112,899,208
Royal Caribbean Cruises Ltd	45,201	14,626,140
Starbucks Corp	237,381	20,082,433
Viking Holdings Ltd (b)	580,389	36,076,980
		359,689,143
Household Durables - 0.5%
Blu Homes Inc (b)(c)(d)	98,215,581	30,447
DR Horton Inc	177,075	30,008,900
Garmin Ltd	29,457	7,252,903
Lennar Corp Class A	9,800	1,235,192
PulteGroup Inc	367,153	48,511,926
Somnigroup International Inc	277,304	23,385,046
		110,424,414
Specialty Retail - 1.4%
Carvana Co Class A (b)	3,400	1,282,616
Dick's Sporting Goods Inc	22,394	4,976,395
Fanatics Inc Class A (b)(c)(d)	372,921	22,774,285
Home Depot Inc/The	108,300	43,882,077
O'Reilly Automotive Inc (b)	931,795	100,456,819
TJX Cos Inc/The	946,851	136,857,844
Urban Outfitters Inc (b)	80,579	5,755,758
Warby Parker Inc Class A (b)	747,200	20,607,776
Williams-Sonoma Inc	6,400	1,250,880
		337,844,450
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	143,308	9,992,867
Ralph Lauren Corp Class A	49,367	15,479,517
Tapestry Inc	45,756	5,180,494
		30,652,878
TOTAL CONSUMER DISCRETIONARY		2,139,642,232

Consumer Staples - 1.0%
Beverages - 0.6%
Coca-Cola Co/The	1,523,537	101,040,974
Keurig Dr Pepper Inc	563,334	14,370,650
		115,411,624
Consumer Staples Distribution & Retail - 0.3%
Casey's General Stores Inc	48,500	27,418,020
Costco Wholesale Corp	44,733	41,406,207
Dollar Tree Inc (b)	117,600	11,097,912
Walmart Inc	51,402	5,297,490
		85,219,629
Food Products - 0.0%
Vital Farms Inc (b)	180,900	7,444,035
Personal Care Products - 0.0%
elf Beauty Inc (b)	41,200	5,458,176
Tobacco - 0.1%
Altria Group Inc	18,142	1,198,461
Philip Morris International Inc	212,015	34,388,833
		35,587,294
TOTAL CONSUMER STAPLES		249,120,758

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (b)	681,800	22,881,208
Centrus Energy Corp Class A (b)(e)	60,089	18,631,796
Cheniere Energy Inc	261,053	61,342,234
Chevron Corp	24,700	3,835,663
Exxon Mobil Corp	11,300	1,274,075
Marathon Petroleum Corp	20,400	3,931,896
Sable Offshore Corp (b)	56,449	985,600
Shell PLC ADR	933,638	66,783,126
Valero Energy Corp	23,100	3,933,006
		183,598,604
Financials - 12.6%
Banks - 2.9%
Bancorp Inc/The (b)	203,100	15,210,159
Bank of America Corp	1,551,300	80,031,567
Citigroup Inc	593,647	60,255,171
East West Bancorp Inc	34,604	3,683,595
JPMorgan Chase & Co	726,732	229,233,075
Wells Fargo & Co	3,709,216	310,906,485
		699,320,052
Capital Markets - 1.5%
Aestas Management Co LLC (d)(h)	7,600	3,268,000
Bank of New York Mellon Corp/The	758,639	82,661,306
Blackstone Inc	14,700	2,511,495
Blue Owl Capital Inc Class A	1,588,300	26,889,919
Cboe Global Markets Inc	68,960	16,912,440
Charles Schwab Corp/The	446,067	42,586,017
Coinbase Global Inc Class A (b)	66,323	22,383,349
Evercore Inc Class A	6,700	2,260,044
Gemini Space Station Inc Class A (e)	8,100	194,076
Goldman Sachs Group Inc/The	34,414	27,405,589
Interactive Brokers Group Inc Class A	147,151	10,125,460
KKR & Co Inc Class A	8,800	1,143,560
Moody's Corp	64,030	30,509,014
Morgan Stanley	329,523	52,380,977
Nasdaq Inc	13,691	1,210,969
Raymond James Financial Inc	29,574	5,104,472
Robinhood Markets Inc Class A (b)	11,000	1,574,980
Tradeweb Markets Inc Class A	95,900	10,642,982
Tulco LLC (b)(c)(d)(g)	17,377	14,202,743
		353,967,392
Consumer Finance - 0.5%
American Express Co	284,008	94,336,097
Capital One Financial Corp	227,892	48,445,281
Figure Technology Solutions Inc Class A	15,200	552,824
SoFi Technologies Inc Class A (b)	57,400	1,516,508
Synchrony Financial	16,900	1,200,745
		146,051,455
Financial Services - 6.4%
Affirm Holdings Inc Class A (b)	18,300	1,337,364
Apollo Global Management Inc	438,300	58,412,241
Berkshire Hathaway Inc Class A (b)	1,332	1,004,594,400
Mastercard Inc Class A	420,500	239,184,605
Toast Inc Class A (b)	1,200,800	43,841,208
Visa Inc Class A	617,326	210,742,750
		1,558,112,568
Insurance - 1.3%
American Financial Group Inc/OH	74,100	10,797,852
Arthur J Gallagher & Co	319,886	99,081,490
Chubb Ltd	340,512	96,109,512
Progressive Corp/The	132,618	32,750,015
Travelers Companies Inc/The	237,590	66,339,880
		305,078,749
TOTAL FINANCIALS		3,062,530,216

Health Care - 6.1%
Biotechnology - 1.9%
AbbVie Inc	91,541	21,195,403
Alnylam Pharmaceuticals Inc (b)	397,780	181,387,680
Caris Life Sciences Inc (b)	66,000	1,996,500
Celldex Therapeutics Inc (b)	88,600	2,292,082
Cytokinetics Inc (b)	123,200	6,771,072
Gilead Sciences Inc	1,139,376	126,470,736
Insmed Inc (b)	153,219	22,065,068
Legend Biotech Corp ADR (b)	1,307,271	42,630,107
Light Sciences Oncology Inc (b)(c)	2,708,254	27
Regeneron Pharmaceuticals Inc	12,410	6,977,771
Roivant Sciences Ltd (b)	121,159	1,833,136
Soleno Therapeutics Inc (b)	202,400	13,682,240
Vertex Pharmaceuticals Inc (b)	29,850	11,690,454
		438,992,276
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	48,590	6,508,145
Alcon AG (United States)	7,973	594,068
Artivion Inc (b)	292,900	12,401,386
Boston Scientific Corp (b)	2,249,308	219,599,940
Edwards Lifesciences Corp (b)	15,400	1,197,658
Insulet Corp (b)	62,300	19,233,879
Intuitive Surgical Inc (b)	86,151	38,529,312
Penumbra Inc (b)	49,541	12,549,726
ResMed Inc	4,700	1,286,531
Stryker Corp	115,300	42,622,951
TransMedics Group Inc (b)	614,300	68,924,460
		423,448,056
Health Care Providers & Services - 0.5%
CVS Health Corp	318,177	23,987,364
HCA Healthcare Inc	45,373	19,337,973
LifeStance Health Group Inc (b)	1,087,800	5,982,900
Tenet Healthcare Corp (b)	352,657	71,603,477
		120,911,714
Health Care Technology - 0.4%
Doximity Inc Class A (b)	1,172,963	85,802,244
HeartFlow Inc	47,600	1,602,216
Veeva Systems Inc Class A (b)	64,975	19,356,702
		106,761,162
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific Inc	143,432	69,567,389
Veterinary Emergency Group (b)(c)(d)(g)	184,081	15,431,510
		84,998,899
Pharmaceuticals - 1.3%
Eli Lilly & Co	423,183	322,888,629
TOTAL HEALTH CARE		1,498,000,736

Industrials - 10.2%
Aerospace & Defense - 5.0%
AeroVironment Inc (b)	900	283,401
ATI Inc (b)	91,079	7,408,366
Axon Enterprise Inc (b)	61,285	43,980,567
Boeing Co (b)	502,300	108,411,409
Firefly Aerospace Inc (b)	30,600	897,192
GE Aerospace	763,503	229,676,972
HEICO Corp Class A	4,956	1,259,270
Howmet Aerospace Inc	638,477	125,288,342
Karman Holdings Inc	229,000	16,533,800
Leonardo DRS Inc	82,814	3,759,756
Loar Holdings Inc (b)(e)	43,141	3,451,280
MDA Space Ltd (b)	436,700	10,875,923
Northrop Grumman Corp	14,200	8,652,344
Relativity Space Inc (b)(c)	5,596	5,932
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	132	134
Rocket Lab Corp (e)	86,507	4,144,550
RTX Corp	9,600	1,606,368
Space Exploration Technologies Corp (b)(c)(d)	2,573,450	545,571,401
Space Exploration Technologies Corp Class C (b)(c)(d)	45,460	9,637,520
StandardAero Inc (b)	41,500	1,132,535
TransDigm Group Inc	74,170	97,757,543
Woodward Inc	21,551	5,446,153
		1,225,780,758
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	74,930	3,098,355
Building Products - 0.6%
Tecnoglass Inc	773,948	51,784,861
Trane Technologies PLC	220,228	92,927,407
		144,712,268
Commercial Services & Supplies - 0.4%
Cintas Corp	143,966	29,550,461
GFL Environmental Inc Subordinate Voting Shares	1,005,025	47,633,433
Republic Services Inc	52,662	12,084,876
		89,268,770
Construction & Engineering - 0.8%
API Group Corp (b)	70,000	2,405,900
Bowman Consulting Group Ltd (b)	337,500	14,296,500
Comfort Systems USA Inc	1,700	1,402,806
Construction Partners Inc Class A (b)	153,300	19,469,100
EMCOR Group Inc	103,600	67,292,344
Legence Corp Class A (e)	169,100	5,209,971
Quanta Services Inc	183,300	75,963,186
		186,039,807
Electrical Equipment - 1.7%
Bloom Energy Corp Class A (b)(e)	254,000	21,480,780
Eaton Corp PLC	223,365	83,594,351
GE Vernova Inc	480,779	295,631,007
NEXTracker Inc Class A (b)	66,400	4,912,936
		405,619,074
Ground Transportation - 0.1%
Uber Technologies Inc (b)	232,044	22,733,351
Industrial Conglomerates - 0.1%
3M Co	217,371	33,731,632
Machinery - 1.1%
Allison Transmission Holdings Inc	107,406	9,116,621
Deere & Co	67,100	30,682,146
Parker-Hannifin Corp	200,200	151,781,631
RBC Bearings Inc (b)	18,715	7,304,277
Westinghouse Air Brake Technologies Corp	345,022	69,166,560
		268,051,235
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	396,842	19,754,795
Delta Air Lines 1991 Series K Pass Through Trust	21,500	1,220,125
		20,974,920
Professional Services - 0.2%
KBR Inc	705,700	33,372,553
Paycom Software Inc	33,008	6,870,285
UL Solutions Inc Class A (e)	79,121	5,606,514
		45,849,352
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	56,600	9,444,276
QXO Inc (b)(e)	165,288	3,150,389
WW Grainger Inc	36,105	34,406,621
		47,001,286
TOTAL INDUSTRIALS		2,492,860,808

Information Technology - 23.1%
Communications Equipment - 0.3%
Arista Networks Inc	511,630	74,549,608
Ciena Corp (b)	32,720	4,766,322
		79,315,930
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	2,666,660	329,999,176
Coherent Corp (b)	61,100	6,581,692
Flex Ltd (b)	87,072	5,047,564
Jabil Inc	35,096	7,621,798
Mirion Technologies Inc Class A (b)	1,509,694	35,115,482
TD SYNNEX Corp	7,400	1,211,750
		385,577,462
IT Services - 0.4%
Asac II LP (b)(c)(d)	9,408,021	1,862,506
Cloudflare Inc Class A (b)	128,858	27,651,638
CoreWeave Inc Class A (b)	245,882	33,648,952
CoreWeave Inc Class A (f)	24,840	3,399,354
IBM Corporation	3,756	1,059,793
Kyndryl Holdings Inc (b)	130,914	3,931,347
MongoDB Inc Class A (b)	4,000	1,241,520
Snowflake Inc (b)	85,416	19,265,579
X.Ai Holdings Corp Class A (c)(d)	269,574	9,855,625
		101,916,314
Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices Inc (b)	7,200	1,164,888
Analog Devices Inc	20,415	5,015,966
Applied Materials Inc	21,200	4,340,488
ARM Holdings PLC ADR (b)(e)	60,179	8,514,727
Astera Labs Inc (b)	224,500	43,957,100
Broadcom Inc	753,699	248,652,837
Credo Technology Group Holding Ltd (b)	7,900	1,150,318
First Solar Inc (b)	22,000	4,851,660
Intel Corp (b)	52,074	1,747,083
KLA Corp	9,724	10,488,306
Lam Research Corp	57,000	7,632,300
Marvell Technology Inc	866,368	72,835,558
Micron Technology Inc	631,999	105,746,073
Monolithic Power Systems Inc	8,996	8,282,077
NVIDIA Corp	13,153,560	2,454,191,225
		2,978,570,606
Software - 7.7%
Applied Intuition Inc Class A (b)(c)(d)	44,267	6,017,213
AppLovin Corp Class A (b)	77,000	55,327,580
Bitdeer Technologies Group Class A (b)(e)	275,600	4,710,004
BitMine Immersion Technologies Inc (b)(e)	182,200	9,461,646
Cadence Design Systems Inc (b)	317,207	111,422,131
Circle Internet Group Inc (i)	641,547	85,056,301
Crowdstrike Holdings Inc Class A (b)	8,539	4,187,355
CyberArk Software Ltd (b)	43,782	21,153,273
Datadog Inc Class A (b)	46,700	6,650,080
Fair Isaac Corp (b)	800	1,197,224
Figma Inc (i)	159,400	8,268,078
Figma Inc Class A (e)	121,400	6,297,018
Fortinet Inc (b)	149,273	12,550,874
Guidewire Software Inc (b)	20,507	4,713,739
Intuit Inc	2,392	1,633,521
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	0
Microsoft Corp	2,578,915	1,335,749,024
Monday.com Ltd (b)	1,344	260,319
Netskope Inc (b)	70,100	1,593,373
OpenAI Global LLC rights (b)(c)(d)	9,175,218	18,992,701
OpenAI Global LLC rights (b)(c)(d)	3,217,100	4,407,427
Oracle Corp	23,063	6,486,238
Palantir Technologies Inc Class A (b)	30,711	5,602,301
Palo Alto Networks Inc (b)	117,200	23,864,264
Riot Platforms Inc (b)	2,168,200	41,260,846
Roper Technologies Inc	27,700	13,813,713
Rubrik Inc Class A (b)	73,072	6,010,172
SailPoint Inc (e)	44,000	971,520
Samsara Inc Class A (b)(e)	490,418	18,268,071
ServiceTitan Inc Class A (b)	3,900	393,237
Stripe Inc Class B (b)(c)(d)	83,200	2,953,600
Synopsys Inc (b)	30,700	15,147,073
Tanium Inc Class B (b)(c)(d)	1,259,978	12,095,789
Via Transportation Inc (b)(e)	33,800	1,625,104
Weave Communications Inc (b)	408,771	2,730,590
Zoom Communications Inc Class A (b)	280,316	23,126,070
Zscaler Inc (b)	27,298	8,180,119
		1,882,177,588
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc	731,197	186,184,692
Dell Technologies Inc Class C	81,025	11,486,914
		197,671,606
TOTAL INFORMATION TECHNOLOGY		5,625,229,506

Materials - 0.3%
Chemicals - 0.3%
Corteva Inc	853,641	57,731,741
Ecolab Inc	25,818	7,070,517
		64,802,258
Construction Materials - 0.0%
CRH PLC	11,300	1,354,870
Martin Marietta Materials Inc	2,700	1,701,756
		3,056,626
Metals & Mining - 0.0%
Carpenter Technology Corp	49,754	12,216,597
Ivanhoe Electric Inc / US (b)	388,535	4,876,115
Ivanhoe Electric Inc / US warrants (b)	154,500	877,060
MP Materials Corp (b)(e)	185,766	12,459,326
Royal Gold Inc	5,628	1,128,864
		31,557,962
TOTAL MATERIALS		99,416,846

Real Estate - 0.6%
Health Care REITs - 0.4%
Welltower Inc	483,800	86,184,132
Office REITs - 0.1%
Kilroy Realty Corp	456,752	19,297,772
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	225,900	35,592,804
TOTAL REAL ESTATE		141,074,708

Utilities - 1.7%
Electric Utilities - 1.2%
American Electric Power Co Inc	88,075	9,908,438
Constellation Energy Corp	523,488	172,264,196
Entergy Corp	319,467	29,771,130
NRG Energy Inc	329,213	53,316,045
Xcel Energy Inc	9,542	769,562
		266,029,371
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	141,000	11,045,940
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (b)	3,800	1,616,444
Vistra Corp	622,474	121,955,106
		123,571,550
Multi-Utilities - 0.0%
Sempra	14,300	1,286,714
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	97,800	2,466,516
TOTAL UTILITIES		404,400,091

TOTAL UNITED STATES		21,246,505,880
TOTAL COMMON STOCKS (Cost $7,998,251,483)		23,561,779,382

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	2,032	3,344,956
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	368	605,780

TOTAL AUSTRALIA		3,950,736
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(c)(d)	130,945	33,862,377
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	173,567	9,297,984
UNITED STATES - 2.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	1
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	2
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	4
		7
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,800	713,888
TOTAL CONSUMER DISCRETIONARY		713,895

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	324,728
GoBrands Inc Series H (b)(c)(d)	10,223	525,156
		849,884
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	125,700	1,659,240
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	5,355,274
		7,014,514
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,242,714
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
		1,242,719
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,743,200
Lyra Health Inc Series F (b)(c)(d)	10,070	102,311
Somatus Inc Series E (b)(c)(d)	2,206	2,913,156
		5,758,667
TOTAL HEALTH CARE		7,001,386

Industrials - 2.4%
Aerospace & Defense - 2.2%
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	307,938,480
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	89,239,280
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	140,360,960
		537,538,720
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	208,789	8,633,425
Zipline International Inc Series F (b)(c)(d)	79,020	3,267,477
Zipline International Inc Series G (b)(c)(d)	182,718	7,555,389
		19,456,291
Construction & Engineering - 0.1%
Beta Technologies Inc 6% Series C (c)(d)	7,500	865,275
Beta Technologies Inc 6% Series C-1 (c)(d)	46,821	5,362,877
Beta Technologies Inc Series B, 6% (b)(c)(d)	52,096	7,340,848
		13,569,000
TOTAL INDUSTRIALS		570,564,011

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (c)(d)	577,700	20,931,457
IT Services - 0.0%
X.Ai Holdings Corp Series C (c)(d)	308,769	11,288,595
Software - 0.3%
Anthropic PBC Series E (c)(d)	18,000	2,537,460
Anthropic PBC Series F (c)(d)	90,300	12,729,591
Applied Intuition Inc Series A2 (b)(c)(d)	55,889	7,596,992
Applied Intuition Inc Series B2 (b)(c)(d)	26,948	3,663,041
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,954,617
Nuro Inc/DE Series C (b)(c)(d)	491,080	6,310,378
Nuro Inc/DE Series D (b)(c)(d)	94,265	1,380,982
Stripe Inc Series H (b)(c)(d)	34,900	1,238,950
Stripe Inc Series I (b)(c)(d)	611,900	21,722,451
		60,134,465
TOTAL INFORMATION TECHNOLOGY		92,354,517

TOTAL UNITED STATES		678,498,207
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $199,526,003)		725,609,304

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	488,383	244,500
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(j)(k)	2,280,387	0
TOTAL UNITED STATES		244,500
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		244,500

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.21	169,549,716	169,583,626
Fidelity Securities Lending Cash Central Fund (l)(m)	4.19	145,348,102	145,362,637
TOTAL MONEY MARKET FUNDS (Cost $314,946,198)			314,946,263

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $8,515,492,454)	24,602,579,449
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(234,557,452)
NET ASSETS - 100.0%	24,368,021,997

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,433,343,287 or 5.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,618,193 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $93,324,379 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $17,295,869.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aestas Management Co LLC	9/3/2025	3,268,000

Akeana Series C	1/23/2024	1,604,032

Anthropic PBC Series E	2/14/2025	1,009,557

Anthropic PBC Series F	8/18/2025	12,729,375

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,744,672

Applied Intuition Inc Series A2	7/2/2024	3,336,288

Applied Intuition Inc Series B2	7/2/2024	1,608,658

Asac II LP	10/10/2013	724,512

Beta Technologies Inc 6% Series C	8/14/2025	858,525

Beta Technologies Inc 6% Series C-1	9/26/2025	5,359,600

Beta Technologies Inc Series B, 6%	4/4/2022	5,374,744

Blu Homes Inc	5/21/2020	169,874

Canva Australia Holdings Pty Ltd Class A	3/18/2024	12,746,600

Canva Australia Holdings Pty Ltd Series A	9/22/2023	2,167,456

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	392,531

Cerebras Systems Inc Series G	9/19/2025	20,931,457

Discord Inc Series I	9/15/2021	1,541,748

Douyin Co Ltd Series E1	11/18/2020	14,348,191

ElevateBio LLC Series C	3/9/2021	2,494,347

Epic Games Inc	7/13/2020 - 7/30/2020	13,742,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,263,632

GoBrands Inc Series G	3/2/2021	2,023,210

GoBrands Inc Series H	7/22/2021	3,971,539

I-Pulse Inc	3/18/2010	50,101

Intarcia Therapeutics Inc	11/14/2012	7,040,195

Intarcia Therapeutics Inc 6%	1/3/2020	2,280,387

Lyra Health Inc Series E	1/14/2021	2,472,282

Lyra Health Inc Series F	6/4/2021	158,143

Magic Leap Inc Class A	10/6/2017	14,999,526

Magic Leap Inc Series AA	7/7/2020	5,624,300

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,378,280

Nuro Inc/DE Series C	10/30/2020	6,410,853

Nuro Inc/DE Series D	10/29/2021	1,965,022

OpenAI Global LLC rights	9/30/2024	9,175,218

OpenAI Global LLC rights	8/4/2025	3,217,100

Oura Health Oy Series E	9/24/2025	9,297,984

Rad Power Bikes Inc	1/21/2021	2,288,681

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	488,383

Rad Power Bikes Inc Series A	1/21/2021	298,378

Rad Power Bikes Inc Series C	1/21/2021	1,174,094

Rad Power Bikes Inc Series D	9/17/2021	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	1,925,033

Space Exploration Technologies Corp	10/16/2015 - 2/16/2021	29,627,970

Space Exploration Technologies Corp Class C	9/11/2017	613,710

Space Exploration Technologies Corp Series G	1/20/2015	11,251,375

Space Exploration Technologies Corp Series H	8/4/2017	5,682,690

Space Exploration Technologies Corp Series N	8/4/2020	17,876,160

Stripe Inc Class B	5/18/2021	3,338,681

Stripe Inc Series H	3/15/2021	1,400,363

Stripe Inc Series I	3/20/2023 - 5/12/2023	12,320,080

Tanium Inc Class B	4/21/2017 - 9/18/2020	9,906,875

Tenstorrent Holdings Inc Series C1	4/23/2021	4,216,027

Tulco LLC	8/24/2017	5,868,468

Veterinary Emergency Group	9/16/2021 - 11/13/2023	7,020,155

X.Ai Holdings Corp Class A	10/25/2022	9,710,000

X.Ai Holdings Corp Series C	11/22/2024	6,684,849

Zipline International Inc	10/12/2021	2,697,480

Zipline International Inc Series E	12/21/2020	6,812,660

Zipline International Inc Series F	4/11/2023	3,176,375

Zipline International Inc Series G	6/7/2024	7,664,344

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,154,929	3,430,473,856	3,544,050,051	9,555,932	4,892	-	169,583,626	169,549,716	0.3%
Fidelity Securities Lending Cash Central Fund	85,081,225	652,006,790	591,725,378	1,001,737	-	-	145,362,637	145,348,102	0.5%
Total	368,236,154	4,082,480,646	4,135,775,429	10,557,669	4,892	-	314,946,263

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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